Net income / (loss) from distribution agreements (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income / (loss) distribution agreements	€ 0	€ 896
Lumoxiti Sales	1,015	0
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income / (loss) distribution agreements		€ 896
Lumoxiti Sales	€ 1,015